Note 8 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]
Financial instruments assets and liabilities [Line Items]
Cash and cash equivalents		€ 75,416	€ 79,756	[1],[2]	€ 67,799	[2]	€ 76,888
Current financial assets at fair value through profit or loss, classified as held for trading		141,042	110,671	[3]	123,493
Derivative financial assets held for trading		34,293	39,908	[3]	30,933
Equity instruments held for trading		4,589	4,404	[3]	15,963
Debt instruments held for trading		28,569	24,367	[3]	25,790
Loans and advances held for trading		73,590	41,993	[3]	50,807
Financial assets at fair value through profit or loss, mandatorily measured at fair value		8,737	6,888	[3]	6,086
Equity instruments at fair value through profit or loss mandatorily measured at fair value	[4]	7,963	6,511	[3]	5,303
Debt securities at fair value through profit or loss mandatorily measured at fair value		484	129	[3]	128
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		290	247	[3]	655
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		955	913	[3]	1,092
Debt securities at fair value through profit or loss		955	913	[3]	1,092
Financial assets at fair value through other comprehensive income		62,205	65,374	[3]	60,421
Investments in equity instruments designated at fair value through other comprehensive income		1,217	1,198	[3]	1,320
Debt securities at fair value through other comprehensive income	[5]	60,963	64,150	[3],[6],[7]	59,074
Loans and advances to credit institutions at fair value through other comprehensive income		26	26	[3]	27
Derivative financial assets held for hedging		1,482	1,891	[3]	1,805
Financial liabilities at fair value through profit or loss that meet definition of held for trading		121,715	95,611	[3]	91,135
Derivative financial liabilities held for trading		33,045	37,909	[3]	31,705
Short positions held for trading		15,735	13,487	[3]	15,135
Deposits held for trading		72,935	44,215	[3]	44,294
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		13,299	10,580	[3]	9,683
Deposits from credit institutions at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		717	700	[3]	809
Debt certificates at fair value through profit or loss designated upon initial recognition or subsequently		3,977	3,288	[3]	3,396
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		8,605	6,592	[3]	5,479
Derivative financial liabilities held for hedging		2,625	3,303	[3]	2,626
Level 1 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		21,972	22,710	[3]	32,371
Derivative financial assets held for trading		144	795	[3]	3,954
Equity instruments held for trading		4,494	4,369	[3]	15,925
Debt instruments held for trading		17,333	16,284	[3]	11,877
Loans and advances held for trading		0	1,262	[3]	615
Financial assets at fair value through profit or loss, mandatorily measured at fair value		7,028	5,720	[3]	4,378
Equity instruments at fair value through profit or loss mandatorily measured at fair value		6,742	5,457	[3]	4,158
Debt securities at fair value through profit or loss mandatorily measured at fair value		286	19	[3]	0
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		0	245	[3]	220
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		908	913	[3]	916
Debt securities at fair value through profit or loss		908	913	[3]	916
Financial assets at fair value through other comprehensive income		52,987	53,248	[3]	52,157
Investments in equity instruments designated at fair value through other comprehensive income		1,026	1,040	[3]	1,178
Debt securities at fair value through other comprehensive income		51,961	52,182	[3]	50,952
Loans and advances to credit institutions at fair value through other comprehensive income		0	26	[3]	27
Derivative financial assets held for hedging		0	4	[3]	63
Financial liabilities at fair value through profit or loss that meet definition of held for trading		14,133	20,611	[3]	26,215
Derivative financial liabilities held for trading		191	746	[3]	4,755
Short positions held for trading		13,942	13,354	[3]	15,124
Deposits held for trading		0	6,511	[3]	6,335
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	1
Deposits from credit institutions at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Debt certificates at fair value through profit or loss designated upon initial recognition or subsequently		0	0	[3]	1
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Derivative financial liabilities held for hedging		0	100	[3]	53
Level 2 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		116,905	85,636	[3]	87,736
Derivative financial assets held for trading		33,880	38,140	[3]	26,732
Equity instruments held for trading		24	0	[3]	0
Debt instruments held for trading		11,081	7,934	[3]	13,725
Loans and advances held for trading		71,921	39,562	[3]	47,279
Financial assets at fair value through profit or loss, mandatorily measured at fair value		493	151	[3]	522
Equity instruments at fair value through profit or loss mandatorily measured at fair value		72	40	[3]	394
Debt securities at fair value through profit or loss mandatorily measured at fair value		132	111	[3]	128
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		288	0	[3]	0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		47	0	[3]	176
Debt securities at fair value through profit or loss		47	0	[3]	176
Financial assets at fair value through other comprehensive income		8,335	11,537	[3]	7,545
Investments in equity instruments designated at fair value through other comprehensive income		52	58	[3]	36
Debt securities at fair value through other comprehensive income		8,258	11,479	[3]	7,509
Loans and advances to credit institutions at fair value through other comprehensive income		26	0	[3]	0
Derivative financial assets held for hedging		1,482	1,887	[3]	1,733
Financial liabilities at fair value through profit or loss that meet definition of held for trading		106,382	73,871	[3]	64,305
Derivative financial liabilities held for trading		32,111	36,161	[3]	26,560
Short positions held for trading		1,750	133	[3]	11
Deposits held for trading		72,520	37,577	[3]	37,733
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		11,073	8,990	[3]	8,243
Deposits from credit institutions at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		717	700	[3]	809
Debt certificates at fair value through profit or loss designated upon initial recognition or subsequently		1,751	1,698	[3]	1,956
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		8,605	6,592	[3]	5,479
Derivative financial liabilities held for hedging		2,586	3,179	[3]	2,573
Level 3 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		2,165	2,325	[3]	3,386
Derivative financial assets held for trading		269	974	[3]	247
Equity instruments held for trading		71	34	[3]	37
Debt instruments held for trading		155	148	[3]	189
Loans and advances held for trading		1,669	1,169	[3]	2,913
Financial assets at fair value through profit or loss, mandatorily measured at fair value		1,216	1,017	[3]	1,186
Equity instruments at fair value through profit or loss mandatorily measured at fair value		1,148	1,014	[3]	751
Debt securities at fair value through profit or loss mandatorily measured at fair value		66	0	[3]	0
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		2	3	[3]	435
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Debt securities at fair value through profit or loss		0	0	[3]	0
Financial assets at fair value through other comprehensive income		883	589	[3]	719
Investments in equity instruments designated at fair value through other comprehensive income		139	100	[3]	106
Debt securities at fair value through other comprehensive income		745	489	[3]	613
Loans and advances to credit institutions at fair value through other comprehensive income		0	0	[3]	0
Derivative financial assets held for hedging		0	0	[3]	9
Financial liabilities at fair value through profit or loss that meet definition of held for trading		1,201	1,129	[3]	615
Derivative financial liabilities held for trading		743	1,002	[3]	389
Short positions held for trading		44	0	[3]	0
Deposits held for trading		415	127	[3]	226
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		2,227	1,590	[3]	1,439
Deposits from credit institutions at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Debt certificates at fair value through profit or loss designated upon initial recognition or subsequently		2,227	1,590	[3]	1,439
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Derivative financial liabilities held for hedging		€ 39	€ 25	[3]	€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the USA Sale (see Note 3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) As of December 31, 2023, BBVA maintains a direct stake in Neon Payments Limited of 22.6% of its capital stock (see Note 3).
[5]
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Notes 1.3 and 2.3 and Appendix X). During financial years 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

[6]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[7]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).